Salaries and personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Salaries and personnel expenses [abstract]
Salaries and personnel expenses
(in USD million, except average number of employees) 2022 2021 2020
Salaries 1)
2,875 2,962 2,625
Pension costs 2)
458 488 432
Payroll tax
433 414 368
Other compensations and social costs
324 288 283
Total payroll expenses
4,090 4,152 3,707
Average number of employees 3)
21,500 21,400 21,700
Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
2)

See note 22 Pensions.
3)

Part time employees amount to
3 % for 2022 and 2021 and 2 % for 2020.

Remuneration to members of the BoD and the CEC [text block]
(in USD million) 1) 2022 2021 2020
Current employee benefits
12.9 12.2 9.0
Post-employment benefits
0.4 0.4 0.6
Other non-current benefits
0.0 0.0 0.0
Share-based payment benefits
0.2 0.1 0.1
Total benefits
13.5 12.7 9.7
1) All figures in the table are presented on accrual basis.